SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Fair Value Measurement
Balance - January 1, 2022	$-
Additions	862,860
Change in fair value	(140,532)
Balance - December 31, 2022	$722,328
Additions	8,280,670
Settlement	(5,895,190)
Change in fair value	(3,107,808)
Balance - December 31, 2023	$-

Schedule of potential additional dilutive securities outstanding
	December 31,	December 31,
	2023	2022
Options	9,024,068	5,284,068
Warrants	17,046,823	3,780,000
Convertible notes payable	1,476,547	440,000
	27,547,438	9,504,068